Principal Accounting Policies (Schedule of Allowance For Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment Holdings [Line Items]
Balance at beginning of year	¥ 4,856	$ 746	¥ 0	¥ 0
Provision for doubtful accounts	13,332	2,049	5,297	0
Write-offs	(1,283)	(197)	(441)	0
Balance at end of period	¥ 16,905	$ 2,598	¥ 4,856	¥ 0